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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  - SEPTEMBER 30, 2007 (UNAUDITED)

                                                   NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.7%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.2%
Brambles Ltd.                                               193,250                    $    2,524
Paladin Resources Ltd.                                      445,769                         3,053 (a)
                                                                                            5,577

BRAZIL - 1.3%
Petroleo Brasileiro S.A. ADR                                 94,790                         6,133

CANADA - 2.9%
Canadian National Railway Co.                                96,427                         5,508
Potash Corp of Saskatchewan                                  80,595                         8,520
                                                                                           14,028

CHINA - 0.3%
China Petroleum & Chemical Corp.                            978,000                         1,217

DENMARK - 1.1%
Group 4 Securicor PLC                                       494,939                         2,049
Novozymes (Series B)                                         24,169                         3,030
                                                                                            5,079

EGYPT - 0.8%
Orascom Construction Industries                              47,629                         3,994

FINLAND - 2.7%
Nokia OYJ                                                   342,436                        12,983

FRANCE - 11.1%
Accor S.A.                                                   21,723                         1,923
Alstom                                                       21,709                         4,402
AXA S.A.                                                     81,810                         3,651
BNP Paribas                                                  50,295                         5,489
Credit Agricole S.A.                                         78,097                         3,004
Groupe Danone                                                42,776                         3,358
LVMH Moet Hennessy Louis Vuitton S.A.                        31,013                         3,708
Renault S.A.                                                 10,373                         1,499
Schneider Electric S.A.                                      20,096                         2,532
Suez S.A.                                                    60,193                         3,535
Total S.A.                                                   82,836                         6,717
Unibail-Rodamco (REIT)                                       10,428                         2,677
Veolia Environnement                                         87,473                         7,512
Vinci S.A.                                                   35,566                         2,771
                                                                                           52,778

GERMANY - 8.5%
Allianz AG (Regd.)                                           17,125                         3,991
Bayer AG                                                     91,205                         7,240
DaimlerChrysler AG (Regd.)                                   29,003                         2,914
E.ON AG                                                      40,076                         7,390
Linde AG                                                     47,184                         5,844
Metro AG                                                     38,238                         3,445
RWE AG                                                       14,328                         1,797
Siemens AG (Regd.)                                           58,192                         7,979
                                                                                           40,600

GREECE - 1.0%
Hellenic Telecommunications Organization S.A.               124,752                         4,613

HONG KONG - 1.3%
Esprit Holdings Ltd.                                        100,000                         1,590
Hongkong Land Holdings Ltd.                                 136,997                           619
Jardine Matheson Holdings Ltd.                               31,408                           898
Sun Hung Kai Properties Ltd.                                194,550                         3,281
                                                                                            6,388

INDIA - 0.4%
Larsen & Toubro Ltd.                                         23,180                         1,638
Reliance Capital Ltd. ADR                                     7,427                           295 (a,b)
                                                                                            1,933

ITALY - 5.6%
Banca Intesa S.p.A.                                         698,680                         5,381
ENI S.p.A.                                                   25,679                           949
Saipem S.p.A.                                               298,114                        12,685
UniCredito Italiano S.p.A.                                  921,266                         7,861
                                                                                           26,876

JAPAN - 17.4%
Asahi Glass Company Ltd.                                    244,014                         3,278
Bank of Yokohama Ltd.                                       444,026                         3,062
Chiyoda Corp.                                                99,160                         1,785
East Japan Railway Co.                                          632                         4,978
Hoya Corp.                                                   80,600                         2,747
Ibiden Company Ltd.                                          69,796                         5,868
Komatsu Ltd.                                                107,150                         3,596
Mitsubishi Estate Company Ltd.                              307,946                         8,809
Mitsubishi Heavy Industries Ltd.                            521,000                         3,402
Mitsubishi UFJ Financial Group, Inc.                        703,000                         6,312
Nidec Corp.                                                  75,951                         5,303
Nintendo Company Ltd.                                           500                           260
Nomura Holdings, Inc.                                       495,796                         8,302
Seven & I Holdings Company Ltd.                              87,500                         2,248
Shiseido Company Ltd.                                       208,000                         4,612
Sumitomo Realty & Development Company Ltd.                   75,000                         2,634
Toray Industries Inc.                                     1,114,997                         8,841
Toyota Motor Corp.                                          122,192                         7,203
                                                                                           83,240

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                    76,096                         4,870

NETHERLANDS - 2.8%
ING Groep N.V.                                               73,017                         3,233
Koninklijke Philips Electronics N.V.                        223,035                        10,039
                                                                                           13,272

NORWAY - 4.1%
Acergy S.A.                                                 204,936                         6,057
Orkla ASA                                                   130,421                         2,316
Telenor ASA                                                 554,245                        11,039
                                                                                           19,412

RUSSIA - 0.6%
Mobile Telesystems OJSC ADR                                  37,980                         2,632

SINGAPORE - 1.5%
CapitaLand Ltd.                                             589,000                         3,234
Singapore Telecommunications Ltd.                         1,417,342                         3,838
                                                                                            7,072

SOUTH AFRICA - 1.2%
Anglo Platinum Ltd.                                          13,303                         2,011
MTN Group, Ltd.                                             257,994                         3,909
                                                                                            5,920

SOUTH KOREA - 1.8%
Hyundai Motor Co.                                            12,490                         1,009
Kookmin Bank                                                 44,663                         3,719
Samsung Electronics Company Ltd.                              6,510                         4,090
                                                                                            8,818

SPAIN - 1.4%
Banco Santander Central Hispano S.A. (Regd.)                336,349                         6,520

SWEDEN - 1.0%
Sandvik AB                                                  217,016                         4,638

SWITZERLAND - 8.1%
ABB Ltd. (Regd.)                                            257,707                         6,764
Credit Suisse Group, (Regd.)                                 25,901                         1,714 (d)
Holcim Ltd. (Regd.)                                          17,321                         1,907
Nestle S.A. (Regd.)                                          22,342                        10,003 (d)
Roche Holding AG                                             68,447                        12,369
Swatch Group AG                                               5,750                         1,880
Swiss Reinsurance                                            13,357                         1,186
Syngenta AG (Regd)                                           13,689                         2,941
                                                                                           38,764

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd.           2,288,229                         4,459

UNITED KINGDOM - 13.7%
BG Group, PLC                                               198,805                         3,427
BHP Billiton PLC                                            407,764                        14,538 (d)
Diageo PLC                                                  236,350                         5,172
GlaxoSmithKline PLC                                          22,078                           583 (d)
Group 4 Securicor PLC                                       414,882                         1,707
Lloyds TSB Group, PLC                                       242,823                         2,684
National Grid PLC                                           181,608                         2,901
Prudential PLC                                              335,632                         5,139
Reed Elsevier PLC                                           162,326                         2,044
Rio Tinto PLC (Regd.)                                        64,329                         5,541
Royal Bank of Scotland Group, PLC                           484,119                         5,178
Smiths Group PLC                                             44,443                           968
Tesco PLC                                                   473,742                         4,240
Vodafone Group, PLC                                       3,078,877                        11,071
                                                                                           65,193

TOTAL COMMON STOCK                                                                        447,009
(COST $294,302)

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PREFERRED STOCK - 2.8%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                            96,500                         1,369
Cia Vale do Rio Doce ADR                                    414,975                        11,806

TOTAL PREFERRED STOCK                                                                      13,175
(COST $5,559)

TOTAL INVESTMENTS IN SECURITIES                                                           460,184
(COST $299,861)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.9%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                           14,023,060                        14,023 (c,e)
5.43%
(COST $14,023)

TOTAL INVESTMENTS                                                                         474,207
(COST $313,884)

OTHER ASSETS AND LIABLITES, NET - 0.6%                                                      2,860
                                                                                      -----------
NET ASSETS  - 100.0%                                                                  $   477,067
                                                                                      ===========

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OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following Short futures contracts open at September 30, 2007 (unaudited):

                                                                                                         CURRENT
                                                                                                         NOTIONAL       UNREALIZED
DESCRIPTION                                                 EXPIRATION DATE      NUMBER OF CONTRACTS     VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                                 December  2007               4             $(250,924)         $(1)
FTSE 100 Index Futures                                      December  2007               1              (132,825)          (1)
Topix Index Futures                                         December  2007               1              (141,199)          (9)
                                                                                                                         -----
                                                                                                                         $(11)
                                                                                                                         =====

The Elfun International Equity was invested in the following sectors at September 30, 2007 (unaudited):

                                                                      PERCENTAGE
                                                                       (BASED ON
SECTOR                                                             MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                                                20.85%
Materials                                                                 15.23%
Industrials                                                               14.38%
Telecommunication Services                                                 8.85%
Energy                                                                     8.48%
Information Technology                                                     7.53%
Consumer Discretionary                                                     7.13%
Consumer Staples                                                           6.98%
Utilities                                                                  4.88%
Short-Term                                                                 2.96%
Healthcare                                                                 2.73%
                                                                         -------
                                                                         100.00%
                                                                         =======



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30,2007 (unaudited)


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2007, these securities amounted to $295; or 0.06% of net assets for the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2007.

*    Less than 0.1%

**   Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 19, 2007